LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED AUGUST 15, 2013 TO THE

PROSPECTUS, DATED MARCH 1, 2013, OF

WESTERN ASSET SMASH SERIES M FUND

WESTERN ASSET SMASH SERIES C FUND

WESTERN ASSET SMASH SERIES EC FUND

The following text replaces the section titled “Management – Investment professionals” in the portion of the funds’ Prospectus relating to Western Asset SMASh Series M Fund:

Investment professionals: Stephen A. Walsh, Stephen P. Fulton and Frederick R. Marki. Mr. Walsh has been a part of the portfolio management team for the fund since its inception. Mr. Fulton has been a part of the portfolio management team for the fund since 2012. Mr. Marki has been a part of the portfolio management team for the fund since August 2013. These investment professionals work together with a broader investment management team.

The following text replaces the section titled “Management – Investment professionals” in the portion of the funds’ Prospectus relating to Western Asset SMASh Series C Fund:

Investment professionals: Stephen A. Walsh, Ryan K. Brist, Michael C. Buchanan and Frederick R. Marki. Mr. Walsh has been a part of the portfolio management team for the fund since its inception. Mr. Brist has been a part of the portfolio management team for the fund since 2010. Mr. Buchanan has been a part of the portfolio management team for the fund since 2012. Mr. Marki has been a part of the portfolio management team for the fund since August 2013. These investment professionals work together with a broader investment management team.

The following text replaces the section titled “Management – Investment professionals” in the portion of the funds’ Prospectus relating to Western Asset SMASh Series EC Fund:

Investment professionals: Stephen A. Walsh, Ryan K. Brist, Michael C. Buchanan, Keith J. Gardner and Frederick R. Marki. Messrs. Walsh, Buchanan and Gardner have been a part of the portfolio management team for the fund since its inception. Mr. Brist has been a part of the portfolio management team for the fund since 2010. Mr. Marki has been a part of the portfolio management team for the fund since August 2013. These investment professionals work together with a broader investment management team.

The following text replaces the section titled “More on fund management – Investment professionals” in the funds’ Prospectus:

SMASh Series M Fund

The fund is managed by a broad team of investment professionals. The particular mix of investment professionals involved in developing and implementing investment strategies for the fund depends on the asset classes in which the fund invests. Some members of the portfolio management team are responsible for the development of investment strategy and oversight for the fund and coordination of other relevant investment team members. They work together with the broader Western Asset investment management team on portfolio structure, duration weighting and term structure decisions.

The individuals responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the fund are Stephen A. Walsh, Stephen P. Fulton and Frederick R. Marki. Mr. Walsh has been a part of the portfolio management team for the fund since its inception. Mr. Fulton has been a part of the portfolio management team for the fund since 2012. Mr. Marki has been a part of the portfolio management team for the fund since August 2013. Messrs. Walsh, Fulton and Marki have been employed by Western Asset as investment professionals for more than five years.

SMASh Series C Fund

The fund is managed by a broad team of investment professionals. The particular mix of investment professionals involved in developing and implementing investment strategies for the fund depends on the asset classes in which the fund invests. Some members of the portfolio management team are responsible for the development of investment strategy and oversight for the fund and coordination of other relevant investment team members. They work together with the broader Western Asset investment management team on portfolio structure, duration weighting and term structure decisions.

The individuals responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the fund are Stephen A. Walsh, Ryan K. Brist, Michael C. Buchanan and Frederick R. Marki. Mr. Walsh has been a part of the portfolio management team for the fund since its inception. Mr. Brist has been a part of the portfolio management team for the fund since 2010. Mr. Buchanan has been a part of the portfolio management team for the fund since 2012. Mr. Marki has been a part of the portfolio management team for the fund since August 2013.

Messrs. Walsh, Buchanan and Marki have been employed by Western Asset as investment professionals for more than five years. Mr. Brist has been employed by Western Asset as an investment professional since 2009. Prior to joining Western Asset, Mr. Brist was Chief Investment Officer, Portfolio Manager with Logan Partners, L.P. from 2007 to 2009 and Co-Chief Investment Officer, Senior Portfolio Manager with Delaware Investment Advisors from 2000 to 2007.

SMASh Series EC Fund

The fund is managed by a broad team of investment professionals. The particular mix of investment professionals involved in developing and implementing investment strategies for the fund depends on the asset classes in which the fund invests. Some members of the portfolio management team are responsible for the development of investment strategy and oversight for the fund and coordination of other relevant investment team members. They work together with the broader Western Asset investment management team on portfolio structure, duration weighting and term structure decisions.

The individuals responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the fund are Stephen A. Walsh, Ryan K. Brist, Michael C. Buchanan, Keith J. Gardner and Frederick R. Marki. Messrs. Walsh, Buchanan and Gardner have been a part of the portfolio management team for the fund since its inception. Mr. Brist has been a part of the portfolio management team for the fund since 2010. Mr. Marki has been a part of the portfolio management team for the fund since August 2013.

Messrs. Walsh, Buchanan, Gardner and Marki have been employed by Western Asset as investment professionals for more than five years. Mr. Brist has been employed by Western Asset as an investment professional since 2009. Prior to joining Western Asset, Mr. Brist was Chief Investment Officer, Portfolio Manager with Logan Partners, L.P. from 2007 to 2009 and Co-Chief Investment Officer, Senior Portfolio Manager with Delaware Investment Advisors from 2000 to 2007.

The SAI provides information about the investment professionals’ compensation, other accounts managed by the investment professionals and any fund shares held by the investment professionals.

Please retain this supplement for future reference.

WASX015832

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